Junior Subordinated Debentures - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Principal amount	$ 36,500,000	$ 36,500,000	$ 35,000,000
Accrued interest payable	1,184,000	2,427,000	1,072,000
Metropolitan Statutory Trust 1
Debt Instrument [Line Items]
Principal amount	$ 35,000,000	$ 35,000,000	$ 35,000,000
Contractual rate		3.78%
Metropolitan Statutory Trust 1 | Junior Subordinated Debentures
Debt Instrument [Line Items]
Contractual rate	4.11%	3.78%	3.32%
Accrued interest payable	$ 54,000	$ 50,000	$ 49,000
Metropolitan Statutory Trust 1 | Junior Subordinated Debentures | Three-month LIBOR
Debt Instrument [Line Items]
Interest rate spread	2.79%	2.79%
RidgeStone Capital Trust I
Debt Instrument [Line Items]
Principal amount	$ 1,500,000	$ 1,500,000
Contractual rate		5.09%
RidgeStone Capital Trust I | Junior Subordinated Debentures
Debt Instrument [Line Items]
Contractual rate	5.09%	5.09%
Accrued interest payable	$ 0	$ 0
RidgeStone Capital Trust I | Junior Subordinated Debentures | Five-year LIBOR
Debt Instrument [Line Items]
Interest rate spread	3.50%	3.50%	5.09%